Dividends - Dividends to the parent company (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) £ / shares		Dec. 31, 2020 GBP (£) £ / shares		Dec. 31, 2022 $ / shares
Disclosure Of Other Equity [Line Items]
Dividends	£ 1,054	£ 195	[1]	£ 263	[1]
Liquidation value (in USD per share) | $ / shares						$ 0.01
Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share) | £ / shares	£ 1.067
Dividends	£ 1,052	194	[1]	263
First Special Dividend | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share) | £ / shares	£ 1.067
Second Special Dividend | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share) | £ / shares	£ 0
Additional Tier 1 Instrument
Disclosure Of Other Equity [Line Items]
Dividends	£ 202	194		212
Additional Tier 1 Instrument | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends	202	194		212
Ordinary shares
Disclosure Of Other Equity [Line Items]
Dividends	850	0		0
Ordinary shares | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends	850
Ordinary shares | First Special Dividend | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends	850
Ordinary shares | Second Special Dividend | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends	0
Preference shares
Disclosure Of Other Equity [Line Items]
Dividends	£ 0	0
Preference shares | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		£ 0		£ 51
Dividends (in GBP per share) | £ / shares	£ 0.001	£ 0.001		£ 1.47

[1]	The dividends to the parent company includes dividend on ordinary share capital £850m (2021: nil and 2020: nil), coupon payment on additional tier 1 instrument £202m (2021: £194m and 2020: £212m) & dividend on preference share capital nil (2021: nil and 2020: £51m).